Other Non-current Assets - Summary of Decline in the Quoted Market Prices of Other Available-for-sale Financial Assets (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of other available-for-sale financial assets [abstract]
Asset percentage involved	3.80%